Inventories Related to Real Estate Business (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Summary of Inventories Related to Real Estate Business

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Land and buildings held for sale	$647,039	$786,442	$25,070
Construction in progress	3,219,955	2,923,575	93,196

	$3,866,994	$3,710,017	$118,266